Segment Information - Summary of Operating Segments (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Interest and similar income and expenses	R$ 59,948	R$ 40,811	R$ 42,193
Net gains (loss) on investment securities and derivatives	16,678	6,553	26,230
Results from foreign exchange operation	1,417	2,689	927
Depreciation and amortization expenses	R$ (5,548)	R$ (5,064)	R$ (4,630)